Annual Total Returns - BlackRock Advantage Large Cap Value Fund (Service) [BarChart] - Service - BlackRock Advantage Large Cap Value Fund - Service	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(2.82%)
Annual Return 2012	12.30%
Annual Return 2013	32.70%
Annual Return 2014	11.57%
Annual Return 2015	(2.04%)
Annual Return 2016	13.46%	[1]
Annual Return 2017	17.25%	[1]
Annual Return 2018	(7.98%)
Annual Return 2019	24.42%
Annual Return 2020	3.63%

[1]	A portion of the Fund’s total return for the fiscal years ended September 30, 2016 and 2017 was attributable to proceeds received from a settlement of litigation.